Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues
Total net revenues	¥ 3,167,515	$ 485,443	¥ 1,304,883	¥ 731,598
Cost of revenues
Total cost of revenues	¥ 1,713,229	$ 262,564	¥ 934,261	¥ 515,133
Gross margin
Total gross margin	46.00%	46.00%	28.00%	30.00%
Learning services [Member]
Net revenues
Total net revenues	¥ 2,154,669	$ 330,217	¥ 699,826	¥ 398,186
Cost of revenues
Total cost of revenues	¥ 1,010,364	$ 154,845	¥ 513,060	¥ 314,625
Gross margin
Total gross margin	53.00%	53.00%	27.00%	21.00%
Learning products [Member]
Net revenues
Total net revenues	¥ 539,962	$ 82,753	¥ 152,044	¥ 30,530
Cost of revenues
Total cost of revenues	¥ 355,970	$ 54,555	¥ 107,609	¥ 20,502
Gross margin
Total gross margin	34.00%	34.00%	29.00%	33.00%
Online marketing services [Member]
Net revenues
Total net revenues	¥ 472,884	$ 72,473	¥ 453,013	¥ 302,882
Cost of revenues
Total cost of revenues	¥ 346,895	$ 53,164	¥ 313,592	¥ 180,006
Gross margin
Total gross margin	27.00%	27.00%	31.00%	41.00%